Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Contracts
Port	Minimum movement per year	Maturity
Aratu (*)	900,000 ton.	2022
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,468,105 m3	2049
Vila do Conde	343,625 ton.	2044

(*)	Contract in the process of being renewed with the appropriate body, being judicialized by favorable decision, until the public entity completes the analysis so that the new amendment is signed. In a decision of the Ministry of Infrastructure, the investment plans presented by Ultracargo were preliminarily approved, and the Waterway Transport Regulatory Agency (ANTAQ) approved the technical, economic and environmental feasibility study of this extension project.